Stockholders' Equity Common Stock (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Issued (in shares)	2,600,000	2,600,000	2,700,000
Shares issued under equity compensation plans	0	0	0
Shares exchanged for common stock	0	0	(100,000)
Common Stock, Issued (in shares)	2,600,000	2,600,000	2,600,000
Stock Issued During Period Shares Exchnaged For Exchangeble Class B Shares	0
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Issued (in shares)	162,000,000	159,400,000	157,100,000
Shares issued under equity compensation plans	700,000	1,400,000	1,500,000
Shares exchanged for common stock	0	1,200,000	800,000
Common Stock, Issued (in shares)	162,700,000	162,000,000	159,400,000
Stock Issued During Period Shares Exchnaged For Exchangeble Class B Shares	0
Exchangeable Stock Class A [Member]
Class of Stock [Line Items]
Exchangeable Stock, Issued (in shares)	3,000,000	3,200,000	3,200,000
Shares issued under equity compensation plans	0	0	0
Shares exchanged for common stock	0	(200,000)	0
Exchangeable Stock, Issued (in shares)	2,900,000	3,000,000	3,200,000
Stock Issued During Period Shares Exchnaged For Exchangeble Class B Shares	(100,000)
Exchangeable Stock Class B [Member]
Class of Stock [Line Items]
Exchangeable Stock, Issued (in shares)	19,200,000	20,200,000	20,900,000
Shares issued under equity compensation plans	0	0	0
Shares exchanged for common stock	0	(1,000,000)	(700,000)
Exchangeable Stock, Issued (in shares)	19,300,000	19,200,000	20,200,000
Stock Issued During Period Shares Exchnaged For Exchangeble Class B Shares	100,000